UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number _811-03835_

Value Line Centurion Fund, Inc.
(Exact name of registrant as specified in charter)

7 Times Square, New York, N.Y. 10036
(Address of principal executive offices) (Zip Code)

Registrant’s telephone number, including area code: 212-907-1900

Date of fiscal year end: December 31

Date of reporting period: June 30, 2013

Item I.  Reports to Stockholders.

A copy of the Semi-Annual Report to Stockholders for the period ended 6/30/13 is included with this Form.

■	Value Line Centurion Fund, Inc. (Unaudited)	Semiannual Report To Contractowners

Stephen E. Grant,
Portfolio Manager

Objective:
Long-term growth of capital

Inception Date:
November 15, 1983

Net Assets at June 30, 2013:
$138,097,255

Portfolio Composition at June 30, 2013:
(Percentage of Total Net Assets)

Top Ten Holdings (As of 6/30/2013)

Company	Percentage of Total Net Assets
TJX Companies, Inc. (The)	1.86%
Rollins, Inc.	1.75%
AutoZone, Inc.	1.53%
Yum! Brands, Inc.	1.50%
Church & Dwight Co., Inc.	1.47%
Roper Industries, Inc.	1.39%
AMETEK, Inc.	1.38%
FMC Corp.	1.37%
Express Scripts Holding Co.	1.36%
Alliance Data Systems Corp.	1.31%

Sector Weightings vs. Index (As of 6/30/2013)

About information in this report:

●	It is important to consider the Fund’s investment objectives, risks, fees and expenses before investing. All funds involve some risk, including possible loss of the principal amount invested.
●
The S&P 500 Index is an unmanaged index of 500 primarily large cap U.S. stocks that is generally considered to be representative of U.S. stock market activity. Index returns are provided for comparative purposes. Please note that the index is unmanaged and not available for direct investment and its returns do not reflect the fees and expenses that have been deducted from the Fund.

VALUE LINE CENTURION FUND, INC.	1

■	Value Line Centurion Fund, Inc. (Unaudited)	Semiannual Report To Contractowners

Average Annual Total Returns (For periods ended 6/30/2013)

	Year to Date	1	3	5	10	Since Inception
	(not annualized)	Yr	Yrs	Yrs	Yrs	11/15/1983
Value Line Centurion Fund, Inc.	10.91%	17.57%	19.39%	1.25%	4.80%	8.21%
S&P 500 Index	13.82%	20.60%	18.45%	7.01%	7.30%	10.65%

All performance data quoted is historical and the results represent past performance and neither guarantee nor predict future investment results. To obtain performance data current to the most recent month (available within 7 business days of the most recent month end), please call (800) 221-3253 or visit www.guardianinvestor.com. Current performance may be higher or lower than the performance quoted here. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The actual total returns for owners of variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges. The return figures shown do not reflect the deduction of taxes that a contractowner may pay on distributions or redemption of units.

Fund Expenses

By investing in the Fund, you incur two types of costs: (1) transaction costs, including, as applicable, sales charges on purchase payments, reinvested dividends, or other distributions; redemption fees and exchange fees; and (2) ongoing costs, including, as applicable, management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested on January 1, 2013 and held for six months ended June 30, 2013.

Actual Expenses

The first line in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

2	VALUE LINE CENTURION FUND, INC.

■	Value Line Centurion Fund, Inc. (Unaudited)	Semiannual Report To Contractowners

Hypothetical Example for Comparison Purposes

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During	Annualized
	January 1, 2013	June 30, 2013	Period*	Expense Ratio
Actual	$1,000	$1,109.12	$4.61	0.88%
Hypothetical (5% return before expenses)	$1,000	$1,020.42	$4.41	0.88%

* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the Fund’s most recent fiscal half-year). This expense ratio may differ from the expense ratio shown in the financial highlights.

VALUE LINE CENTURION FUND, INC.	3

■ Value Line Centurion Fund, Inc.
Schedule of Investments

June 30, 2013 (Unaudited)

Shares		Value

Common Stocks — 97.8%
Consumer Discretionary — 15.6%
5,000	AutoZone, Inc. *	$2,118,450
8,100	BorgWarner, Inc. *	697,815
24,800	Brinker International, Inc. (1)	977,864
8,100	Buckle, Inc. (The) (1)	421,362
9,300	Buffalo Wild Wings, Inc. *	912,888
20,400	Darden Restaurants, Inc.	1,029,792
4,200	Deckers Outdoor Corp. * (1)	212,142
11,200	Dick’s Sporting Goods, Inc.	560,672
13,000	Domino’s Pizza, Inc.	755,950
9,000	Genuine Parts Co.	702,630
12,600	Gildan Activewear, Inc.	510,426
40,200	LKQ Corp. *	1,035,150
17,600	McDonald’s Corp.	1,742,400
17,200	NIKE, Inc. Class B	1,095,296
4,200	O’Reilly Automotive, Inc. *	473,004
6,100	Panera Bread Co. Class A *	1,134,234
11,500	Penn National Gaming, Inc. *	607,890
10,000	Starbucks Corp.	654,900
51,400	TJX Companies, Inc. (The)	2,573,084
3,600	VF Corp.	695,016
9,300	Wolverine World Wide, Inc.	507,873
29,800	Yum! Brands, Inc.	2,066,332
		21,485,170
Consumer Staples — 11.2%
3,300	Boston Beer Co., Inc. (The) Class A * (1)	563,112
5,800	British American Tobacco PLC ADR (1)	597,052
5,500	Bunge Ltd.	389,235
14,000	Casey’s General Stores, Inc.	842,240
32,800	Church & Dwight Co., Inc.	2,024,088
8,500	Costco Wholesale Corp.	939,845
8,900	Energizer Holdings, Inc.	894,539
51,000	Flowers Foods, Inc.	1,124,550
26,000	General Mills, Inc.	1,261,780
9,000	Harris Teeter Supermarkets, Inc.	421,740
6,200	Herbalife Ltd. (1)	279,868
41,000	Hormel Foods Corp.	1,581,780
12,800	Ingredion, Inc.	839,936
21,500	J&J Snack Foods Corp.	1,672,700
11,000	PepsiCo, Inc.	899,690
9,000	Reynolds American, Inc.	435,330
14,000	Whole Foods Market, Inc.	720,720
		15,488,205
Energy — 2.3%
2,500	Core Laboratories N.V.	379,150
16,700	Enbridge, Inc.	702,569
10,000	EQT Corp.	793,700
7,000	FMC Technologies, Inc. *	389,760
16,000	Noble Energy, Inc.	960,640
		3,225,819
Financials — 6.2%
10,000	Affiliated Managers Group, Inc. *	1,639,400
22,800	AFLAC, Inc.	1,325,136
10,500	American Tower Corp. REIT	768,285
2,600	Axis Capital Holdings Ltd.	119,028
6,000	Bank of Montreal (1)	348,180

Shares		Value
3,200	BlackRock, Inc.	$821,920
3,100	Camden Property Trust REIT	214,334
7,800	M&T Bank Corp.	871,650
7,000	Prudential Financial, Inc.	511,210
10,200	Royal Bank of Canada	594,762
12,000	Stifel Financial Corp. *	428,040
12,600	T. Rowe Price Group, Inc.	921,690
		8,563,635
Health Care — 13.0%
15,000	Alexion Pharmaceuticals, Inc. *	1,383,600
11,600	Allergan, Inc.	977,184
7,000	C.R. Bard, Inc.	760,760
17,174	Catamaran Corp. *	836,717
15,000	Cerner Corp. *	1,441,350
3,800	DaVita HealthCare Partners, Inc. *	459,040
4,000	DENTSPLY International, Inc.	163,840
26,400	Edwards Lifesciences Corp. *	1,774,080
30,340	Express Scripts Holding Co. *	1,871,675
15,300	Henry Schein, Inc. *	1,464,975
7,300	IDEXX Laboratories, Inc. *	655,394
1,200	Intuitive Surgical, Inc. *	607,896
2,200	McKesson Corp.	251,900
8,900	Mednax, Inc. *	815,062
5,700	Mettler-Toledo International, Inc. *	1,146,840
10,700	Novo Nordisk A/S ADR	1,658,179
18,000	Teva Pharmaceutical Industries Ltd. ADR	705,600
12,000	Thermo Fisher Scientific, Inc.	1,015,560
		17,989,652
Industrials — 26.0%
3,200	Acuity Brands, Inc.	241,664
45,000	AMETEK, Inc.	1,903,500
14,000	Canadian National Railway Co.	1,361,780
1,000	Canadian Pacific Railway Ltd.	121,380
11,000	Chicago Bridge & Iron Co. N.V.	656,260
14,400	CLARCOR, Inc.	751,824
8,300	Clean Harbors, Inc. *	419,399
24,700	Danaher Corp.	1,563,510
38,000	Donaldson Co., Inc.	1,355,080
7,000	Eaton Corp. PLC	460,670
4,700	Equifax, Inc.	276,971
4,400	Esterline Technologies Corp. *	318,076
10,000	Fastenal Co.	458,500
8,800	FedEx Corp.	867,504
9,200	Graco, Inc.	581,532
12,712	HEICO Corp.	640,303
18,200	IDEX Corp.	979,342
8,600	IHS, Inc. Class A *	897,668
11,323	Iron Mountain, Inc.	301,305
5,600	ITT Corp.	164,696
8,000	J.B. Hunt Transport Services, Inc.	577,920
11,300	Kansas City Southern	1,197,348
18,800	Kirby Corp. *	1,495,352
7,000	L-3 Communications Holdings, Inc.	600,180
3,000	Middleby Corp. (The) *	510,270
12,000	Parker Hannifin Corp.	1,144,800
7,500	Precision Castparts Corp.	1,695,075
20,000	Republic Services, Inc.	678,800
93,200	Rollins, Inc.	2,413,880
15,400	Roper Industries, Inc.	1,912,988

4	See Notes to Financial Statements.

■ Value Line Centurion Fund, Inc.
Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

Shares		Value
15,100	Stericycle, Inc. *	$1,667,493
17,000	Toro Co. (The)	771,970
10,400	Union Pacific Corp.	1,604,512
14,100	United Technologies Corp.	1,310,454
7,000	Valmont Industries, Inc.	1,001,630
5,800	W.W. Grainger, Inc.	1,462,644
6,000	Wabtec Corp.	320,580
30,000	Waste Connections, Inc.	1,234,200
		35,921,060
Information Technology — 9.1%
22,600	Accenture PLC Class A	1,626,296
10,000	Alliance Data Systems Corp. * (1)	1,810,300
7,700	Amphenol Corp. Class A	600,138
4,500	Anixter International, Inc. *	341,145
14,800	ANSYS, Inc. *	1,081,880
18,300	Cognizant Technology Solutions Corp. Class A *	1,145,763
6,600	Equinix, Inc. *	1,219,152
2,400	Fiserv, Inc. *	209,784
2,800	MasterCard, Inc. Class A	1,608,600
8,100	MICROS Systems, Inc. * (1)	349,515
12,400	Open Text Corp. (1)	849,028
28,400	Salesforce.com, Inc. *	1,084,312
7,800	WEX, Inc. *	598,260
		12,524,173
Materials — 11.4%
3,600	Airgas, Inc.	343,656
6,500	Albemarle Corp.	404,885
18,200	Ball Corp.	756,028
5,100	CF Industries Holdings, Inc.	874,650
36,800	Crown Holdings, Inc. *	1,513,584
6,400	Cytec Industries, Inc.	468,800
17,000	Ecolab, Inc.	1,448,230
31,000	FMC Corp.	1,892,860
3,300	NewMarket Corp. (1)	866,448
12,200	Packaging Corp. of America	597,312
13,000	Praxair, Inc.	1,497,080
14,000	Scotts Miracle-Gro Co. (The) Class A (1)	676,340
3,700	Sherwin-Williams Co. (The)	653,420
15,100	Sigma-Aldrich Corp.	1,213,436
31,600	Silgan Holdings, Inc.	1,483,936
16,000	Valspar Corp. (The)	1,034,720
		15,725,385
Telecommunication Services — 0.8%
15,400	Crown Castle International Corp. *	1,114,806
Utilities — 2.2%
11,500	ITC Holdings Corp.	1,049,950
18,000	ONEOK, Inc.	743,580
28,300	Questar Corp.	674,955
13,200	Wisconsin Energy Corp.	541,068
		3,009,553
	Total Common Stocks
	(Cost $81,687,642)	135,047,458

Principal Amount		Value

Short-Term Investments — 5.2%
Joint Repurchase Agreements (Investments of Cash Collateral for Securities on Loan) — 5.2%
$2,108,477	Joint Repurchase Agreement with Morgan Stanley, 0.12%, dated 06/28/13, due 07/01/13, delivery value $2,108,498 (collateralized by $2,133,020 U.S. Treasury Notes 1.250% - 1.500% due 02/15/14 – 08/31/18, with a value of $2,150,650)	$2,108,477
2,614,512	Joint Repurchase Agreement with Barclays, 0.10%, dated 06/28/13, due 07/01/13, delivery value $2,614,533 (collateralized by $2,693,968 U.S. Treasury Inflation Indexed Notes 0.125% due 07/15/22, with a value of $2,666,804)	2,614,512
2,445,833	Joint Repurchase Agreement with Credit Suisse First Boston, 0.10%, dated 06/28/13, due 07/01/13, delivery value $2,445,854 (collateralized by $2,536,920 U.S. Treasury Notes 1.000% due 05/31/18, with a value of $2,495,048)	2,445,833
	Total Investments of Cash Collateral for Securities on Loan (Cost $7,168,822)	7,168,822
	Total Short-Term Investments (Cost $7,168,822)	7,168,822
	Total Investments — 103.0% (Cost $88,856,464)	$142,216,280
Excess Of Liabilities Over Cash And Other Assets — (3.0%)		(4,119,025)
Net Assets — 100.0%		$138,097,255
Net Asset Value Per Outstanding Share ($138,097,255 ÷ 8,596,130 shares outstanding )		$16.07

*	Non-income producing.
(1)	A portion or all of the security was held on loan. As of June 30, 2013, the market value of the securities on loan was $7,072,573.
ADR	American Depositary Receipt.
REIT	Real Estate Investment Trust.

See Notes to Financial Statements.	5

■ Value Line Centurion Fund, Inc.
Statement of Assets and Liabilities

June 30, 2013 (Unaudited)

ASSETS:
Investment securities, at value (Cost - $81,687,642) (securities on loan, at value, $7,072,573)	$135,047,458
Repurchase agreements (Cost - $7,168,822)	7,168,822
Cash	2,024,971
Receivable for securities sold	1,182,894
Interest and dividends receivable	80,923
Receivable for capital shares sold	14,267
Prepaid expenses	5,023
Receivable for securities lending income	2,313
Total Assets	145,526,671
LIABILITIES:
Payable upon return of securities on loan	7,256,959
Payable for capital shares redeemed	46,355
Accrued expenses:
Advisory fee	53,587
Service and distribution plan fees	26,801
Directors’ fees and expenses	358
Other	45,356
Total Liabilities	7,429,416
Net Assets	$138,097,255
NET ASSETS CONSIST OF:
Capital stock, at $1.00 par value (authorized 50,000,000, outstanding 8,596,130 shares)	$8,596,130
Additional paid-in capital	143,094,434
Undistributed net investment income	974,982
Accumulated net realized loss on investments and foreign currency	(67,928,029)
Net unrealized appreciation of investments and foreign currency translations	53,359,738
Net Assets	$138,097,255
Net Asset Value Per Outstanding Share ($138,097,255 ÷ 8,596,130 shares outstanding)	$16.07

Statement of Operations

For the Six Months Ended
June 30, 2013 (Unaudited)

INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $14,451)	$775,683
Securities lending income	22,414
Interest	1,951
Total Income	800,048
Expenses:
Advisory fee	342,803
Service and distribution plan fees	274,242
Auditing and legal fees	42,653
Custodian fees	17,199
Directors’ fees and expenses	14,205
Printing and postage	7,499
Insurance	6,879
Other	8,189
Total Expenses Before Fees Waived	713,669
Less: Service and Distribution Plan Fees Waived	(102,841)
Net Expenses	610,828
Net Investment Income	189,220
Net Realized and Unrealized Gain on Investments and Foreign Exchange Transactions:
Net Realized Gain	4,917,068
Change in Net Unrealized Appreciation/ (Depreciation)	9,291,371
Net Realized Gain and Change in Net Unrealized Appreciation/(Depreciation) on Investments and Foreign Exchange Transactions	14,208,439
NET INCREASE IN NET ASSETS FROM OPERATIONS	$14,397,659

6	See Notes to Financial Statements.

■	Value Line Centurion Fund, Inc.
Statement of Changes in Net Assets

	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31, 2012
Operations:
Net investment income	$189,220	$788,551
Net realized gain on investments and foreign currency	4,917,068	9,326,694
Change in net unrealized appreciation/(depreciation)	9,291,371	8,918,541

Net increase in net assets from operations	14,397,659	19,033,786

Capital Share Transactions:
Proceeds from sale of shares	1,155,822	2,546,309
Cost of shares redeemed	(10,482,937)	(17,582,344)

Net decrease in net assets from capital share transactions	(9,327,115)	(15,036,035)

Total Increase in Net Assets	5,070,544	3,997,751

NET ASSETS:
Beginning of period	$133,026,711	$129,028,960
End of period	$138,097,255	$133,026,711
Undistributed net investment income, at end of period	$974,982	$785,762

See Notes to Financial Statements.	7

■	Value Line Centurion Fund, Inc.
Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

	Six Months Ended June 30, 2013 (unaudited)		Years Ended December 31,
			2012	2011	2010		2009	2008
Net asset value, beginning of period	$14.48		$12.56	$11.96	$9.72		$8.75	$21.36
Income from investment operations:
Net investment income/(loss)	0.03		0.09	— (1)	—	(1)	(0.01)	(0.03)
Net gains or (losses) on securities (both realized and unrealized)	1.56		1.83	0.60	2.48		0.98	(9.09)
Total from investment operations	1.59		1.92	0.60	2.48		0.97	(9.12)
Less distributions:
Dividends from net investment income	—		—	—	(0.01)		—	—
Distributions from net realized gains	—		—	—	(0.23)		—	(3.49)
Total distributions	—		—	—	(0.24)		—	(3.49)
Net asset value, end of period	$16.07		$14.48	$12.56	$11.96		$9.72	$8.75
Total return*	10.91	%(2)	15.29%	5.02%	25.75%		11.09%	(49.27)%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$138,097		$133,027	$129,029	$134,719		$124,701	$127,166
Ratio of expenses to average net assets(3)	1.03	%(4)	1.06%	1.06%	1.05	%(5)	1.06%	1.00%
Ratio of expenses to average net assets(6)	0.88	%(4)	0.91%	0.91%	0.85	%(7)	0.91%	0.84%
Ratio of net investment income/(loss) to average net assets	0.27	%(4)	0.58%	(0.01)%	0.09%		(0.08)%	(0.19)%
Portfolio turnover rate	3	%(2)	11%	25%	27%		121%	272%

*
Total returns do not reflect the effects of charges deducted under the terms of Guardian Insurance and Annuity Company, Inc.’s (GIAC) variable contracts. Including such charges would reduce the total returns for all periods shown.

(1)	Amount is less than $.01 per share.
(2)	Not annualized.
(3)
Ratio reflects expenses grossed up for custody credit arrangement and grossed up for the waiver of a portion of the service and distribution plan fees by the Distributor. The ratio of expenses to average net assets net of custody credits, but exclusive of the fee waivers would have been 0.99% for the year ended December 31, 2008, and would have been unchanged for the other periods shown.

(4)	Annualized.
(5)	Ratio reflects expenses grossed up for the reimbursement by Value Line, Inc. of certain expenses incurred by the Fund.
(6)	Ratio reflects expenses net of the custody credit arrangement and net of the waiver of a portion of the service and distribution plan fees by the Distributor.
(7)	Ratio reflects expenses net of the reimbursement by Value Line, Inc. of certain expenses incurred by the Fund.

8	See Notes to Financial Statements.

■	Value Line Centurion Fund, Inc.
Notes to Financial Statements

June 30, 2013 (Unaudited)

1.        Significant Accounting Policies

Value Line Centurion Fund, Inc. (the “Fund”) is an open-end diversified management investment company registered under the Investment Company Act of 1940, as amended, whose primary investment objective is long-term growth of capital. The Fund’s portfolio will usually consist of common stocks ranked 1, 2 or 3 for year-ahead performance by the Value Line Timeliness Ranking System.

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates and such differences could be material.

(A)      Security Valuation

Securities listed on a securities exchange are valued at the closing sales prices on the date as of which the net asset value is being determined. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices.

Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost, which approximates market value. Short-term instruments with maturities greater than 60 days at the date of purchase are valued at the midpoint between the latest available and representative asked and bid prices, and commencing 60 days prior to maturity such securities are valued at amortized cost.

The Board of Directors (the “Board”) has adopted procedures for valuing portfolio securities in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the Adviser. The Fund’s Valuation Committee was established by the Board to oversee the implementation of the Fund’s valuation methods and to make fair value determinations on behalf of the Board, as instructed. The Adviser monitors the continued appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Valuation Committee. In addition, the Fund may use the fair value of a security when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of a security due to factors affecting one or more relevant securities markets or the specific issuer.

(B)      Fair Value Measurements

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

●	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

●	Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s investments in securities as of June 30, 2013:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$135,047,458	$0	$0	$135,047,458
Short-Term Investments	0	7,168,822	0	7,168,822
Total Investments in Securities	$135,047,458	$7,168,822	$0	$142,216,280

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

9

■	Value Line Centurion Fund, Inc.
Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

For the six months ended June 30, 2013 there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Schedule’s investments by category.

(C)     Repurchase Agreements

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, with selected commercial banks and broker-dealers, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Fund, through the custodian or a sub-custodian, receives delivery of the underlying securities collateralizing repurchase agreements. The Fund’s custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, it is the Fund’s policy to mark-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, under the Master Repurchase Agreement, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. There were no open repurchase agreements at June 28, 2013.

(D)     Federal Income Taxes

It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions available to regulated investment companies, as defined in the applicable sections of the Internal Revenue Code, and to distribute all of its investment income and capital gains to its shareholders. Therefore, no provision for federal income tax is required.

Management has analyzed the Fund’s tax positions taken on federal and state income tax returns for all open tax years (fiscal years ended December 31, 2009 through December 31, 2012), and has concluded that no provision for federal or state income tax is required in the Fund’s financial statements. The Fund’s federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(E)     Dividends and Distributions

It is the Fund’s policy to distribute to its shareholders, as dividends and as capital gains distributions, all the net investment income for the year and all the net capital gains realized by the Fund, if any. Such distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. All dividends or distributions will be payable in shares of the Fund at the net asset value on the ex-dividend date. This policy is, however, subject to change at any time by the Board of Directors.

(F)     Securities Transactions and Income

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income on investments, adjusted for amortization of discount and premium, if applicable, is earned from settlement date and recognized on the accrual basis. Dividend income is recorded on the ex-dividend date.

(G)     Foreign Currency Translation

The books and records of the Fund are maintained in U.S. dollars. Assets and liabilities which are denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange on the valuation date. The Fund does not isolate changes in the value of investments caused by foreign exchange rate differences from the changes due to other circumstances.

Income and expenses are translated to U.S. dollars based upon the rates of exchange on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from currency fluctuations realized between the trade and settlement dates on securities transactions, the differences between the U.S. dollar amounts of dividends, interest, and foreign withholding taxes recorded by the Fund, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments, at the end of the fiscal period, resulting from changes in the exchange rates. The effect of the change in foreign exchange rates on the value of investments is included in realized gain/loss on investments and change in net unrealized appreciation/depreciation on investments.

10

■	Value Line Centurion Fund, Inc.
Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

(H)     Representations and Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

(I)       Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

(J)      Securities Lending

Under an agreement with State Street Bank & Trust (“State Street”), the Fund can lend its securities to brokers, dealers and other financial institutions approved by the Board of Directors. By lending its investment securities, the Fund attempts to increase its net investment income through receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest or dividends declared during the term of the loan would accrue to the account of the Fund. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Generally, in the event of a counter-party default, the Fund has the right to use the collateral to offset the losses incurred. The lending fees received and the Fund’s portion of the interest income earned on the cash collateral are included in the Statement of Operations.

Upon entering into a securities lending transaction, the Fund receives cash or other securities as collateral in an amount equal to or exceeding 102% of the current market value of the loaned securities. Any cash received as collateral is invested by State Street Global Advisors, acting in its capacity as the securities lending agent (the “Agent”), in The Value Line Funds collateral account, which is subsequently invested into joint repurchase agreements. A portion of the dividends received on the collateral is rebated to the borrower of the securities and the remainder is split between the Agent and the Fund.

The Fund enters into a joint repurchase agreement whereby its uninvested cash collateral from securities lending is deposited into a joint cash account with other funds managed by the investment adviser and is used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the funds based on their pro-rata interest. A repurchase agreement is accounted for as a loan by the fund to the seller, collateralized by securities which are delivered to the fund’s custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. The joint repurchase agreement held by the Fund at the period end had been entered into on June 28, 2013.

As of June 28, 2013, the Fund loaned securities which were collateralized by cash. The value of the related collateral exceeded the value of the securities loaned at period end. The value of the securities on loan and the value of the related collateral were as follows:

Value of Securities Loaned	Value of Collateral	Total Collateral (including Calculated Mark)
$7,072,573	$7,256,959	$7,227,348

(K)     Subsequent Events

Management has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require disclosure.

2.        Capital Share Transactions, Dividends and Distributions

Shares of the Fund are available to the public only through the purchase of certain contracts issued by The Guardian Insurance and Annuity Company, Inc. (GIAC). Transactions in capital stock were as follows:

	Six Months
	Ended	Year Ended
	June 30, 2013	December 31,
	(unaudited)	2012
Shares sold	73,420	185,746
Shares redeemed	(667,347)	(1,270,948)
Net (decrease)	(593,927)	(1,085,202)

11

■	Value Line Centurion Fund, Inc.
Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

3.        Purchases and Sales of Securities

Purchases and sales of investment securities, excluding short-term securities, were as follows:

Six Months Ended
June 30, 2013
(unaudited)
PURCHASES:
Investment Securities	$3,424,683
SALES:
Investment Securities	$12,408,851

4.        Income Taxes

At June 30, 2013, information on the tax components of capital is as follows:

Cost of investments for tax purposes	$88,856,464
Gross tax unrealized appreciation	$53,662,130
Gross tax unrealized depreciation	(302,314)
Net tax unrealized appreciation on investments	$53,359,816

5.        Investment Advisory Fee, Service and Distribution Fees and Transactions With Affiliates

An advisory fee of $342,803 was paid or payable to EULAV Asset Management (the “Adviser”) for the six months ended June 30, 2013. This was computed at an annual rate of 0.50% of the average daily net assets of the Fund during the year and paid monthly. The Adviser provides research, investment programs, supervision of the investment portfolio and pays costs of administrative services, office space, equipment and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund’s Board of Directors, to act as officers and employees of the Fund and pays their salaries.

The Fund has a Service and Distribution Plan (the “Plan”), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, which compensates EULAV Securities LLC (the “Distributor”) in advertising, marketing and distributing the Fund’s shares and for servicing the Fund’s shareholders at an annual rate of 0.40% of the Fund’s average daily net assets. For the six months ended June 30, 2013, fees amounting to $274,242, before fee waivers, were accrued under the Plan. Effective May 1, 2007, and renewed annually, the Distributor contractually agreed to reduce the fee under the Plan by 0.15% for one year periods. For the six months ended June 30, 2013, the fees waived amounted to $102,841. The Distributor has no right to recoup previously waived amounts.

Direct expenses of the Fund are charged to the Fund while common expenses of the Value Line Funds are allocated proportionately based upon the Funds’ respective net assets. The Fund bears all other costs and expenses.

Certain officers and a Trustee of the Adviser are also officers and a director of the Fund.

12

■	Value Line Centurion Fund, Inc.

Semi-Annual Report

FACTORS CONSIDERED BY THE BOARD IN APPROVING CONTINUANCE OF
THE INVESTMENT ADVISORY AGREEMENT
FOR VALUE LINE CENTURION FUND, INC.

The Investment Company Act of 1940 (the “1940 Act”) requires the Board of Directors, including a majority of Directors who are not “interested persons” of Value Line Centurion Fund, Inc. (the “Fund”), as that term is defined in the 1940 Act (the “Independent Directors”), to annually consider the continuance of the Fund’s investment advisory agreement (“Agreement”) with its investment adviser, EULAV Asset Management.1

In considering whether the continuance of the Agreement was in the best interests of the Fund and its shareholders, the Board requested and the Adviser provided such information as the Board deemed to be reasonably necessary to evaluate the terms of the Agreement. At meetings held throughout the year, including the meeting specifically focused upon the review of the Agreement, the Independent Directors met in executive sessions separately from the non-Independent Director of the Fund and any officers of the Adviser. In selecting the Adviser and approving the continuance of the Agreement, the Independent Directors relied upon the assistance of counsel to the Independent Directors.

Both in the meeting specifically focused upon the review of the Agreement and at other meetings, the Board, including the Independent Directors, received materials relating to the Adviser’s investment and management services under the Agreement. These materials included information regarding: (i) the investment performance of the Fund, including comparisons to a peer group of funds consisting of the Fund and all multi-cap growth funds underlying variable insurance products regardless of asset size or primary channel of distribution (the “Performance Universe”) and its benchmark index, each as classified and prepared by Lipper Inc., an independent evaluation service (“Lipper”); (ii) the investment process, portfolio holdings, investment restrictions, valuation procedures, and financial statements for the Fund; (iii) purchases and redemptions of the Fund’s shares; (iv) the general investment outlook in the markets in which the Fund invests; (v) arrangements with respect to the distribution of the Fund’s shares; (vi) the allocation and cost of the Fund’s brokerage (none of which was effected through any affiliate of the Adviser, including the Distributor); and (vii) the overall nature, quality and extent of services provided by the Adviser.

As part of their review, the Board requested, and the Adviser provided, additional information in order to evaluate the quality of the Adviser’s services and the reasonableness of its fees under the Agreement. In a separate executive session, the Independent Directors reviewed information, which included data comparing: (i) the Fund’s management fee, transfer agent and custodian fees, Rule 12b-1 fee, and other non-management expenses, to those incurred by a peer group of funds consisting of the Fund and 13 other multi-cap growth funds underlying variable insurance products (excluding outliers), as selected objectively by Lipper (“Expense Group”), and a peer group of funds consisting of the Fund, the Expense Group and all other multi-cap growth funds underlying variable insurance products with similar Rule 12b-1 fee structures (excluding outliers), as selected objectively by Lipper (“Expense Universe”); (ii) the Fund’s expense ratio to those of its Expense Group and Expense Universe; and (iii) the Fund’s investment performance over various time periods to the average performance of the Performance Universe as well as the appropriate Lipper Index, as selected objectively by Lipper (the “Lipper Index”).

In their executive session, the Independent Directors also reviewed information regarding: (a) the financial results and condition of the Adviser and the Distributor and their profitability from the services that have been performed for the Fund and the Value Line family of funds; (b) the Adviser’s investment management staffing and resources; (c) the ownership, control and day-to-day management of the Adviser; and (d) the Fund’s potential for achieving economies of scale. In support of its review of the statistical information, the Board was provided with a description of the methodology used by Lipper to determine the Expense Group, the Expense Universe and the Performance Universe to prepare its information.

The Board observed that there is a range of investment options available to shareholders of the Fund, including other mutual fund options underlying their variable insurance product, and that the Fund’s shareholders have chosen to invest in the Fund.

The following summarizes matters considered by the Board in connection with its continuance of the Agreement. However, the Board did not identify any single factor as all-important or controlling, each Director may have weighed certain factors differently, and the summary does not detail all the matters that were considered.

1       For periods prior to December 23, 2010, the term “Adviser” means the Adviser’s predecessor entities that previously served as the Fund’s adviser, EULAV Asset Management, LLC and Value Line, Inc. (“VLI”). Likewise, for periods prior to December 23, 2010, the term “Distributor” refers to the predecessor entities of the Fund’s current distributor, EULAV Securities LLC (the “Distributor”), which included EULAV Securities, Inc. and Value Line Securities, Inc.

13

■	Value Line Centurion Fund, Inc.

Semi-Annual Report

Investment Performance. The Board reviewed the Fund’s overall investment performance and compared it to its Performance Universe and the Lipper Index. The Board noted that the Fund outperformed the Performance Universe average and the Lipper Index for the one-year and three-year periods ended March 31, 2013. The Board also noted that the Fund’s performance for the five-year and ten-year periods ended March 31, 2013 was below the performance of the Performance Universe average and the Lipper Index.

The Adviser’s Personnel and Methods. The Board reviewed the background of the portfolio manager responsible for the daily management of the Fund’s portfolio, seeking to achieve the Fund’s investment objective and adhering to the Fund’s investment strategies. The Independent Directors also engaged in discussions with the Adviser’s senior management responsible for the overall functioning of the Fund’s investment operations. The Board viewed favorably (i) the Adviser’s use of analytic tools in support of the portfolio management, compliance and shareholder relation functions which the Adviser previously committed resources to acquire, (ii) continuity of the Adviser’s staff attributable in part to its actions taken to attract and retain personnel, including its ongoing improvements to employee benefit programs and previous increases in base compensation and merit-based compensation for certain staff members to be more industry competitive, and (iii) that the Adviser continues to receive the Value Line ranking systems without cost. The Board concluded that the Fund’s management team and the Adviser’s overall resources were adequate and that the Adviser had investment management capabilities and personnel essential to performing its duties under the Agreement.

Management Fee and Expenses. The Board considered the Adviser’s management fee under the Agreement relative to the management fee applicable to the funds in the Expense Group and Expense Universe averages, both before and after applicable fee waivers. Before giving effect to fee waivers applicable to certain funds in the Expense Group, the Board noted that, for the most recent fiscal year for which audited financial data is available, the Fund’s management fee rate was lower than that of the Expense Group average. After giving effect to applicable fee waivers, the Board also noted that, for the most recent fiscal year for which audited financial data is available, the Fund’s management fee rate was lower than that of both the Expense Group average and the Expense Universe average. The Board concluded that the Fund’s management fee rate was satisfactory for the purpose of approving continuance of the Agreement.

The Board also considered the Fund’s total expense ratio relative to its Expense Group and Expense Universe averages. The Distributor and the Board agreed that the Distributor will extend the existing contractual waiver of a portion of the Fund’s Rule 12b-1 fee for another one-year period ending June 30, 2014. This waiver effectively reduces the Fund’s Rule 12b-1 fee rate from 0.40% to 0.25% of the Fund’s average daily net assets. Such waiver cannot be changed during the contractual waiver period without the approval of the Board and the Distributor. The Board noted that, for the most recent fiscal year for which audited financial data is available, the Fund’s expense ratio was lower than that of the Expense Group average and the Expense Universe average, after giving effect to fee waivers applicable to the Fund and certain funds in the Expense Group and Universe. The Board concluded that the average expense ratio was satisfactory for the purpose of approving continuance of the Agreement.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of other services provided by the Adviser and the Distributor. At meetings held throughout the year, the Board reviewed the resources and effectiveness of the Adviser’s overall compliance program, as well as the services provided by the Distributor. The Board viewed favorably the additional resources devoted by the Adviser to enhance its and the Fund’s overall compliance program as well as steps being undertaken to enhance the shareholders’ experience with the Fund, such as a more robust website. The Board reviewed the services provided by the Adviser and the Distributor in supervising the Fund’s third party service providers. Based on this review, the Board concluded that the nature, quality, cost, and extent of such other services provided by the Adviser and the Distributor were satisfactory, reliable and beneficial to the Fund’s shareholders.

Profitability. The Board considered the level of profitability of the Adviser and the Distributor with respect to the Fund individually and in the aggregate for all the funds within the Value Line group of funds, including the impact of the restructuring of the Adviser and Distributor in 2010 and certain actions taken during prior years. These actions included the reduction (voluntary in some instances, contractual or permanent in other instances) of management and/or Rule 12b-1 fees for certain funds, the Adviser’s termination of the use of soft dollar research, and the cessation of trading through the Distributor. The Board also considered the Adviser’s continued attention to the rationalization and differentiation of funds within the Value Line group of funds to better identify opportunities for savings and efficiencies among the funds. The Board concluded that the profitability of the Adviser and the Distributor with respect to the Fund, including the financial results derived from the Fund’s Agreement, was within a range the Board considered reasonable.

14

■	Value Line Centurion Fund, Inc.

Semi-Annual Report

Other Benefits. The Board also considered the character and amount of other direct and incidental benefits received by the Adviser and the Distributor from their association with the Fund. The Board concluded that potential “fall-out” benefits that the Adviser and the Distributor may receive, such as greater name recognition, appear to be reasonable, and may in some cases benefit the Fund.

Economies of Scale. The Board considered that, given the current and anticipated size of the Fund, any perceived and potential economies of scale were not yet a significant consideration for the Fund and that the addition of break points to the fee structure was not currently necessary.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by the Adviser. The Board was informed by the Adviser that the Adviser does not currently manage any non-mutual fund account that has similar objectives and policies as those of the Fund.

Conclusion. The Board examined the totality of the information it was provided at the meeting specifically addressing approval of the Agreement and at other meetings held during the past year and did not identify any single controlling factor. Based on its evaluation of all material factors deemed relevant and with the advice of independent counsel, the Board concluded that the rate at which the Fund pays a management fee to the Adviser under the Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining. Further, the Board concluded that the Fund’s Agreement, and the management fee rate thereunder, is fair and reasonable and voted to continue the Agreement as in the best interest of the Fund and its shareholders.

15

■	Value Line Centurion Fund, Inc.

Form N-Q

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted these proxies for the 12-month period ended June 30 is available through the Fund’s website at http://www.vlfunds.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-243-2729.

16

Item 5.  Audit Committee of Listed Registrants

Not Applicable.

Item 6.  Investments

Not Applicable

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.  Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11.  Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.  Exhibits.

(a)	(1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

(2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	September 9, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	Septermber 9, 2013